Valdy Transaction (Details) - Subsequent [Member]	Jan. 10, 2022 USD ($) $ / shares shares
Valdy Transaction (Details) [Line Items]
Aggregate shares issued	31,680,000
Aggregate of post consolidation valdy shares	31,680,000
Shares outstanding diluted basis (in Dollars per share) | $ / shares	$ 10.4871348
Costs and expenses (in Dollars) | $	$ 29,400
INX Financing Shares [Member]
Valdy Transaction (Details) [Line Items]
Aggregate shares issued	15,955,875
Aggregate of post consolidation valdy shares	167,331,410
INX Financing Warrant [Member]
Valdy Transaction (Details) [Line Items]
Aggregate shares issued	5,124,740
Aggregate shares outstanding	5,124,740